INTEREST IN JOINT VENTURES	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about Joint venture [Abstract]
INTEREST IN JOINT VENTURES
16	INTEREST IN JOINT VENTURES

	2021	2020
	US$’000	US$’000

Cost of investment in joint ventures	9	11,534
Share of post-acquisition profit (loss), net of dividends received	4	(11,305)
Reclassification to assets classified as held for sale (b)	-	(63)
Carrying amount	13	166

Details of the joint ventures are as follows:

Name of joint venture	Principal activity	Country of incorporation	Proportion of ownership interest and voting power held by the Group		Cost of investment in joint ventures
			2021	2020	2021	2020
Tri-View Shipping Pte. Ltd. (a)	Dormant	Singapore	51%	51%	9	132
Petrochemical Shipping Limited (c)	Deregistered	Isle of Man	-	50%	-	11,402
Leopard Tankers Pte. Ltd. (b)	Dormant	Singapore	50%	50%	*	*
					9	11,534

*	Amount is less than US$1,000.

(a)
The Group has joint control over these entities by virtue of the contractual arrangement with its joint venture partner(s) requiring resolutions on the relevant activities to be passed based on unanimous approval.

(b)
These joint venture companies are expected to be dissolved in 2022. Accordingly, the carrying amount of the interest in joint ventures has been reclassified to assets classified as held for sale (Note 38).

(c)	Petrochemical Shipping Limited was dissolved on 19 March 2021.

The above joint ventures are accounted for using the equity method in these consolidated financial statements.

In 2021, the total share of joint venture companies' loss after taxation amounts to US$31,000 (2020: US$2,476,000; 2019: US$1,873,000).